Note 1 - Description of Business and Summary of Significant Accounting Policies (Details Textual) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Nov. 14, 2024
Number of Operating Segments	2
Number of Reportable Segments	2
Gain (Loss), Foreign Currency Transaction, before Tax	$ 10,800	$ (1,900)	$ (1,400)
Intangible Assets, Percent of Total Assets	23.30%	24.40%
Asset, Held-for-Sale, Not Part of Disposal Group, Current	$ 0	$ 2,062
Impairment of Intangible Assets (Excluding Goodwill)	$ 0	$ 400	$ 0
Excessive Dividend Rate of Class B Over Class A	5.00%
Excessive Undistributed Earnings Allocation Rate of Class B Over Class A	5.00%
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares) | shares	0	0	0
Research and Development Expense	$ 30,867	$ 23,586	$ 22,487
Common Class B [Member]
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares	$ 0.1	$ 0.1
Common Class A [Member]
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares	$ 0.1	$ 0.1
Trade Names [Member]
Impairment of Intangible Assets (Excluding Goodwill)		$ 400
Minimum [Member]
Product Warranty Obligation, Term (Year)	1 year
Finite-Lived Intangible Asset, Useful Life (Year)	1 year
Minimum [Member] | Building and Building Improvements [Member]
Property, Plant and Equipment, Useful Life (Year)	1 year
Minimum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment, Useful Life (Year)	3 years
Maximum [Member]
Product Warranty Obligation, Term (Year)	3 years
Finite-Lived Intangible Asset, Useful Life (Year)	17 years
Maximum [Member] | Building and Building Improvements [Member]
Property, Plant and Equipment, Useful Life (Year)	33 years
Maximum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment, Useful Life (Year)	14 years
Enercon Technologies, Ltd [Member]
Subsidiary, Ownership Percentage, Parent				80.00%